RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2018
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Balances outstanding with related parties:
Participating loan interests	$521	$517
Net (payables)/receivables within equity accounted investments	(21)	(49)
Loans and notes receivable(1)	47	96
Receivables and other assets	7	11
Deposit and promissory note from Brookfield Asset Management	(1,233)	(633)
Property-specific debt obligations	(393)	(415)
Loans and notes payable and other liabilities	(161)	(156)
Capital securities held by Brookfield Asset Management	(1,250)	(1,250)
Preferred shares held by Brookfield Asset Management	(15)	(15)

(1)
At June 30, 2018, includes $47 million (December 31, 2017 - $96 million) receivable from Brookfield Asset Management upon the earlier of the partnership’s exercise of its option to convert its participating loan interests into direct ownership of the Australian portfolio or the maturity of the participating loan interests.

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Transactions with related parties:
Commercial property revenue(1)	$5	$5	$10	$10
Management fee income	1	1	3	3
Participating loan interests (including fair value gains, net)	14	32	32	44
Interest expense on debt obligations	12	8	20	18
Interest on capital securities held by Brookfield Asset Management	19	19	38	38
General and administrative expense(2)	46	51	96	100
Construction costs(3)	136	74	225	144

(1)	Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.

(2)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s private funds, and administrative services.

(3)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.